As filed with the Securities and Exchange Commission on March 25, 2011

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 105	☒

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 109	☒

(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 882-0052

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	400 Howard Street
New York, New York 10019-6018	San Francisco, California 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 31, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

Explanatory Note

This Post-Effective Amendment No. 105 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 109 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds III (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 31, 2011, the effectiveness of the registration statement for the Investor A and Institutional Shares of BlackRock Bond Index Fund, filed in Post-Effective Amendment No. 101 on January 24, 2011, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 105 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 101 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds III (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 25th day of March, 2011.

BLACKROCK FUNDS III

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 25, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 25, 2011

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

	Signature	Title	Date

	KENNETH L. URISH* Kenneth L. Urish	Trustee

	FREDERICK W. WINTER* Frederick W. Winter	Trustee

	RICHARD S. DAVIS* Richard S. Davis	Trustee

	HENRY GABBAY* Henry Gabbay	Trustee

*BY:	/S/ BEN ARCHIBALD Ben Archibald (Attorney-In-Fact)		March 25, 2011

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 25, 2011.

MASTER INVESTMENT PORTFOLIO

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	March 25, 2011

/S/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	March 25, 2011

DAVID O. BEIM* David O. Beim	Trustee

RONALD W. FORBES* Ronald W. Forbes	Trustee

DR. MATINA S. HORNER* Dr. Matina S. Horner	Trustee

RODNEY D. JOHNSON* Rodney D. Johnson	Trustee

HERBERT I. LONDON* Herbert I. London	Trustee

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Trustee

JOSEPH P. PLATT* Joseph P. Platt	Trustee

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Trustee

TOBY ROSENBLATT* Toby Rosenblatt	Trustee

KENNETH L. URISH* Kenneth L. Urish	Trustee

	Signature	Title	Date

	FREDERICK W. WINTER* Frederick W. Winter	Trustee

	RICHARD S. DAVIS* Richard S. Davis	Trustee

	HENRY GABBAY* Henry Gabbay	Trustee

*BY:	/S/ BEN ARCHIBALD Ben Archibald (Attorney-In-Fact)		March 25, 2011

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.